Intangible assets and goodwill - Schedule of Intangible Assets (Detail) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	CAD 122,338	CAD 121,186
Accumulated amortization	58,230	56,197
Net book value	64,108	64,989
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	70,929	72,207
Accumulated amortization	46,263	44,641
Net book value	24,666	27,566
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	33,619	35,979
Accumulated amortization	11,085	10,999
Net book value	22,534	24,980
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	17,790	13,000
Accumulated amortization	882	557
Net book value	CAD 16,908	CAD 12,443